Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary	Compensation	Average Summary	Average Summary	Value of Initial Fixed $100 Investment Based			Non-GAAP
Fiscal Year (a)	Compensation Table Total for PEO (b)(1)	Actually Paid to PEO (c)(2)	Compensation Table Total for non-PEO NEOs (d)(3)	Compensation Actually Paid to non-PEO NEOs (e)(2)	Total Shareholder Return (f)(4)	Peer Group Total Shareholder Return (g)(4)	Net Income (h) (in thousands $)	Operating Income (Loss) (i)(5) (in thousands $)
2025	$3,704,970	$2,294,507	$1,453,743	$1,122,112	$32.81	$220.65	$(150,712)	$(51,030)
2024	$3,098,993	$(992,776)	$1,462,592	$110,989	$37.64	$155.13	$(144,187)	$(65,365)
2023	$4,489,366	$6,319,238	$1,571,334	$2,490,443	$75.37	$130.07	$(128,832)	$(41,358)
2022	$2,399,633	$1,160,593	$1,297,734	$(533,025)	$54.18	$78.88	$(52,788)	$(64,338)
2021	$254,886	$254,886	$1,491,934	$3,543,565	$111.43	$122.93	$(118,607)	$(48,580)

Company Selected Measure Name	Non-GAAP Operating Income (Loss)
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, Mr. McClymont, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the fiscal year 2025
Summary Compensation Table in this Proxy Statement and the Summary Compensation Tables in our fiscal year 2021, 2022, 2023 and 2024 proxy statements.
(3)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the 2025 Summary Compensation Table in this Proxy Statement and the Summary Compensation Tables in our fiscal year 2021, 2022, 2023 and 2024 proxy statements, the other named executive officers were:

Fiscal Year	Name
2025	Ichiro Aoki, Naixi, Wu, Michael Wittmann and Kanwardev Raja Singh Bal
2024	Ichiro Aoki, Kanwardev Raja Singh Bal, Michael Wittmann, Thomas Schiller
2023	Ichiro Aoki, Thomas Schiller, Kanwardev Raja Singh Bal, Steve Machuga
2022	Ichiro Aoki, Thomas Schiller, Steve Machuga
2021	Ichiro Aoki, Thomas Schiller, Scott Kee, Steve Machuga, Ellen Bancroft

Peer Group Issuers, Footnote	The TSR peer group consists of the Philadelphia Semiconductor Index, which is used for our Stock Performance presentation set forth in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 3,704,970	$ 3,098,993	$ 4,489,366	$ 2,399,633	$ 254,886
PEO Actually Paid Compensation Amount	$ 2,294,507	(992,776)	6,319,238	1,160,593	254,886
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), reconciled in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Fair values set forth in the table are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends, if any were paid, are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP is summarized in the table below.

Fiscal Year	Executives (CEO & NEO Average)	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards Not Reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+ (ii)+(iii)+(iv) +(v)+(vi)	CAP (d) = (a) - (b)+(c)
2025	PEO	$3,704,970	$(2,895,000)	$2,647,500	$(879,859)	$(283,104)	$—	$—	$—	$1,484,537	$2,294,507
	Non PEO NEOs	$1,453,743	$(782,641)	$808,039	$(68,624)	$(72,965)	$99,938	$(315,377)	$—	$451,010	$1,122,112
2024	PEO	$3,098,993	$2,814,511	$1,425,940	$(2,834,455)	$(68,751)	$200,008	$—	$—	$(1,277,258)	$(992,776)
	Non PEO NEOs	$1,462,592	$1,192,581	$696,736	$(824,237)	$(137,038)	$105,518	$—	$—	$(159,022)	$110,989
2023	PEO	$4,489,366	$4,070,170	$5,919,212	$(18,248)	$(922)	$—	$—	$—	$5,900,042	$6,319,238
	Non PEO NEOs	$1,571,334	$1,270,405	$1,457,870	$79,303	$697,958	$69,675	$(115,293)	$—	$2,189,513	$2,490,443
2022	PEO	$2,399,633	$1,738,887	$499,847	$—	$—	$—	$—	$—	$499,847	$1,160,593
	Non PEO NEOs	$1,297,734	$889,562	$368,500	$(344,882)	$(964,815)	$—	$—	$—	$(941,198)	$(533,025)
2021	PEO	$254,886	$—	$—	$—	$—	$—	$—	$—	$—	$254,886
	Non PEO NEOs	$1,491,934	$1,173,542	$1,479,576	$318,512	$1,427,085	$—	$—	$—	$3,225,172	$3,543,565

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
for awards that are granted in prior years and vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(iv)
for awards that are granted and vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(v)
for awards that fail to meet vesting conditions during the fiscal year and are no longer outstanding; and
(vi)
value of dividends not otherwise captured in the calculation of each Fair Value used to calculate CAP.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $13.22 on December 31, 2020, $11.99 on December 31, 2021, $5.83 on December 31, 2022, $8.11 on December 31, 2023, $4.05 on December 31, 2024 and $3.53 on December 31, 2025. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.
•
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for profits Interests awards granted prior to the initial public offering whose value was based on post-Class A conversion share totals based on market price of
Thunder Bridge Acquisition II, Ltd. as of the various measurement dates of the valuations. Refer to the Executive Compensation section of our Registration Statement on Form S-1 filed on July 2, 2021 for more information.
(d)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 1,453,743	1,462,592	1,571,334	1,297,734	1,491,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,122,112	110,989	2,490,443	(533,025)	3,543,565
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), reconciled in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Fair values set forth in the table are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends, if any were paid, are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP is summarized in the table below.

Fiscal Year	Executives (CEO & NEO Average)	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards Not Reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+ (ii)+(iii)+(iv) +(v)+(vi)	CAP (d) = (a) - (b)+(c)
2025	PEO	$3,704,970	$(2,895,000)	$2,647,500	$(879,859)	$(283,104)	$—	$—	$—	$1,484,537	$2,294,507
	Non PEO NEOs	$1,453,743	$(782,641)	$808,039	$(68,624)	$(72,965)	$99,938	$(315,377)	$—	$451,010	$1,122,112
2024	PEO	$3,098,993	$2,814,511	$1,425,940	$(2,834,455)	$(68,751)	$200,008	$—	$—	$(1,277,258)	$(992,776)
	Non PEO NEOs	$1,462,592	$1,192,581	$696,736	$(824,237)	$(137,038)	$105,518	$—	$—	$(159,022)	$110,989
2023	PEO	$4,489,366	$4,070,170	$5,919,212	$(18,248)	$(922)	$—	$—	$—	$5,900,042	$6,319,238
	Non PEO NEOs	$1,571,334	$1,270,405	$1,457,870	$79,303	$697,958	$69,675	$(115,293)	$—	$2,189,513	$2,490,443
2022	PEO	$2,399,633	$1,738,887	$499,847	$—	$—	$—	$—	$—	$499,847	$1,160,593
	Non PEO NEOs	$1,297,734	$889,562	$368,500	$(344,882)	$(964,815)	$—	$—	$—	$(941,198)	$(533,025)
2021	PEO	$254,886	$—	$—	$—	$—	$—	$—	$—	$—	$254,886
	Non PEO NEOs	$1,491,934	$1,173,542	$1,479,576	$318,512	$1,427,085	$—	$—	$—	$3,225,172	$3,543,565

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
for awards that are granted in prior years and vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(iv)
for awards that are granted and vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(v)
for awards that fail to meet vesting conditions during the fiscal year and are no longer outstanding; and
(vi)
value of dividends not otherwise captured in the calculation of each Fair Value used to calculate CAP.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $13.22 on December 31, 2020, $11.99 on December 31, 2021, $5.83 on December 31, 2022, $8.11 on December 31, 2023, $4.05 on December 31, 2024 and $3.53 on December 31, 2025. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.
•
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for profits Interests awards granted prior to the initial public offering whose value was based on post-Class A conversion share totals based on market price of
Thunder Bridge Acquisition II, Ltd. as of the various measurement dates of the valuations. Refer to the Executive Compensation section of our Registration Statement on Form S-1 filed on July 2, 2021 for more information.
(d)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 32.81	37.64	75.37	54.18	111.43
Peer Group Total Shareholder Return Amount	220.65	155.13	130.07	78.88	122.93
Net Income (Loss)	$ (150,712,000)	$ (144,187,000)	$ (128,832,000)	$ (52,788,000)	$ (118,607,000)
Company Selected Measure Amount	(51,030,000)	(65,365,000)	(41,358,000)	(64,338,000)	(48,580,000)
PEO Name	McClymont
Additional 402(v) Disclosure	TSR is determined based on the value of an initial fixed investment of $100.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating expense
Non-GAAP Measure Description
(5)
We determined Non-GAAP Operating Income (Loss) to be the most important financial performance measure used to link Company performance to the CAP to our CEO and Other Named Executive Officers in 2025, consistent with the targets used for our incentive programs. Please see “Compensation Discussion and Analysis — Compensation Elements” for additional information.

Measure:: 2
Pay vs Performance Disclosure
Name	revenue growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,895,000)	$ (2,814,511)	$ (4,070,170)	$ (1,738,887)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,484,537	(1,277,258)	5,900,042	499,847	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,647,500	1,425,940	5,919,212	499,847	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(879,859)	(2,834,455)	(18,248)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	200,008	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,104)	(68,751)	(922)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(782,641)	(1,192,581)	(1,270,405)	(889,562)	(1,173,542)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,010	(159,022)	2,189,513	(941,198)	3,225,172
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,039	696,736	1,457,870	368,500	1,479,576
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,624)	(824,237)	79,303	(344,882)	318,512
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,938	105,518	69,675	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,965)	(137,038)	697,958	(964,815)	1,427,085
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,377)	0	(115,293)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0